Apollo Acquisition Restructuring Reserves	12 Months Ended
Dec. 28, 2014
Apollo Acquisition Restructuring Reserves
Apollo Acquisition Restructuring Reserves

3. Apollo Acquisition Restructuring Reserves

        Upon consummation of the Apollo Acquisition, new management of the Predecessor initiated various strategic initiative plans, including (a) a review of the Predecessor's portfolio of operating stores and stores in development (the "Store Program"), (b) a corporate cost reduction program (the "Corporate Program"), and (c) a restructuring of the Predecessor's retirement benefit plans. A liability in the amount of $13.2 million was recorded for estimated costs to be incurred in connection with the Predecessor's exit from certain operating stores or store properties in development related to the Store Program and a liability in the amount of $1.0 million was recorded for estimated costs associated with the involuntary termination of designated employees, excluding the Predecessor's former chief executive officer, related to the Corporate Program. These costs were included in the acquisition cost allocation of the Apollo Acquisition. For the years ended December 28, 2014 and December 29, 2013, the period November 15, 2012 through December 30, 2012, and the period January 2, 2012 through November 14, 2012, the reserves related to the Store Program were increased by $0.3 million, $1.2 million, $53,000 and $0.3 million, respectively, which are included in "Operating and administrative expenses" in the consolidated statements of operations and comprehensive (loss) income. As of December 28, 2014, there was no remaining reserve balance related to the Corporate Program.

        The following table summarizes the activity for the Store Program through each period-end (in thousands):

Balance as of January 1, 2012	$2,033
Adjustments to reserve included in net income for the period	261
Lease termination costs paid	(383)

Balance as of November 14, 2012	1,911
Adjustments to reserve included in net loss for the period	53
Lease termination costs paid	(78)

Balance as of December 30, 2012	1,886
Adjustments to reserve included in net income for the period	1,177
Lease termination costs paid	(462)

Balance as of December 29, 2013	2,601
Adjustments to reserve included in net income for the period	265
Lease termination costs paid	(598)

Balance as of December 28, 2014	$2,268